Income (loss) per share (Details) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Loss Per Share Details
Comprehensive income (loss) for the year	(1,563,361)	(5,341,561)	2,062,728
Weighted average number of common shares outstanding Common shares issued	44,375,540	40,882,108	38,453,392
Weighted average number of common shares outstanding Convertible preferred shares		778,082	2,000,000
Weighted average number of common shares outstanding Basic	44,375,540	41,660,190	40,453,392
Weighted average number of common shares outstanding Additional shares related to assumed exercise of Stock options under treasury stock method			337,070
Weighted average number of common shares outstanding Contingently issuable preferred shares			8,000,000
Weighted average number of common shares outstanding Fully diluted	44,375,540	41,660,190	48,790,462
Income (loss) per share - Basic	(0.04)	(0.13)	0.05
Income (loss) per share - Diluted	(0.04)	(0.13)	0.04